October 23, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio, each a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 11, 2013, to the Prospectus dated January 28, 2013, for BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated October 11, 2013 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC